INVENTORY	3 Months Ended
Mar. 31, 2026
INVENTORY
INVENTORY

5) INVENTORY

	March 31, 2026	December 31, 2025
Process material stockpiles	$3,062	$3,016
Concentrate inventory	4,231	4,230
Materials and supplies	5,508	4,950
	$12,801	$12,196

The amount of inventory recognized as an expense for the three months ended March 31, 2026 totaled $16,015 (2025 – $8,274). See Note 13 for further details.

During the three months ended March 31, 2026 and 2025, the Company had no write downs of materials and supplies inventory due to obsolescence.